Commitments	9 Months Ended
Sep. 30, 2026
Commitments [Abstract]
COMMITMENTS

12. COMMITMENTS

In addition to the commitments disclosed elsewhere in the financial statements, Greenfire has assumed commitments through its normal course of operations, primarily through transportation agreements.

	1 Year	2-3 Years	4-5 Years	Thereafter	Total
Transportation commitments	$52,301	$261,113	$321,930	$1,249,494	$1,884,838